Share-Based Compensation - PCUs movement (Details) - PCUs - GasLog Partners LP $ in Thousands							12 Months Ended
	Sep. 25, 2020 EquityInstruments	Jun. 30, 2020 EquityInstruments	Apr. 03, 2020 EquityInstruments	Apr. 01, 2020 EquityInstruments	Apr. 01, 2019 EquityInstruments	Apr. 03, 2018 EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Number of awards
Outstanding at the beginning of the year | EquityInstruments							76,467	75,084
Granted during the year | EquityInstruments				233,688			233,688	26,308
Vested during the year | EquityInstruments	(182,850)	(9,813)	(21,292)		(24,925)	(16,999)	(213,955)	(24,925)
Forfeited during the year | EquityInstruments							(6,222)
Outstanding at end of the year | EquityInstruments							89,978	76,467	75,084
Weighted average contractual life
Weighted average contractual life							2 years 15 days	1 year 3 months 4 days	1 year 3 months
Aggregate fair value
Outstanding at the beginning of the year | $							$ 1,790	$ 1,595
Granted during the year | $							472	605
Vested during the year | $							(1,668)	(410)
Forfeited during the year | $							(148)
Outstanding at the end of the year | $							$ 446	$ 1,790	$ 1,595